UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21284

                  Nicholas-Applegate Convertible & Income Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

 Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: February 29
                         -----------

Date of reporting period: August 31
                          ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS


--------------------------------------------------------------------------------

Semi-Annual Report
                                                                         8.31.04


NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

--------------------------------------------------------------------------------


                                       NCV
                           ---------------------------
                                     LISTED
                           ---------------------------
                                      NYSE
                           THE NEW YORK STOCK EXCHANGE


                   CONTENTS

                   Letter to Shareholders ...............................      1

                   Performance and Statistics ...........................      2

                   Schedule of Investments ..............................    3-8

                   Statement of Assets and Liabilities ..................      9

                   Statement of Operations ..............................     10

                   Statement of Changes in Net Assets ...................     11

                   Notes to Financial Statements ........................  12-15

                   Financial Highlights .................................     16

                   Annual Shareholders Meeting Results ..................     17

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND LETTER TO SHAREHOLDERS
================================================================================



                                                                 October 8, 2004
Dear Shareholder:

We  are   pleased  to   provide   you  with  the   semi-annual   report  of  the
Nicholas-Applegate Convertible & Income Fund (the "Fund") for the six months ended August 31, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund  Management LLC (formerly,  PIMCO Advisors Fund Management
LLC), the Fund's investment  manager and  Nicholas-Applegate  Capital Management
LLC, the Fund's sub-adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.


Sincerely,

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER


   | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 1

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND PERFORMANCE AND STATISTICS
August 31, 2004 (unaudited)
================================================================================

SYMBOL:                     PRIMARY INVESTMENTS:            INCEPTION DATE:
NCV                         At least 50% of total assets    March 31, 2003
                            in convertible securities.
OBJECTIVE:                                                  TOTAL NET ASSETS(1):
To provide total return                                     $1,567.1 million
through a combination of
capital appreciation and                                    PORTFOLIO MANAGER:
high current income.                                        Douglas Forsyth


TOTAL RETURN(2):                                    Market Price          NAV
--------------------------------------------------------------------------------
Six Months                                           3.09%               (1.21)%
--------------------------------------------------------------------------------
1 year                                              20.97%               12.82%
--------------------------------------------------------------------------------
Commencement of Operations (3/31/03) to 8/31/04     15.43%               17.18%

COMMON SHARE PRICE PERFORMANCE:        MARKET PRICE/NET ASSET VALUE:
Commencement of Operations (3/31/03)   -----------------------------------------
to 8/31/04                             Market Price                     $16.11
                                       -----------------------------------------
o NAV                                  Net Asset Value                  $15.72
                                       -----------------------------------------
o Market Price                         Market Price Yield(3)             9.31%
                                       -----------------------------------------
                                       Premium to Net Asset Value        2.48%
                                       -----------------------------------------

         [The data below represent a line chart in the printed report.]

                        NAV       Market Price
                   ------------     -----
3/31/03                14.31        15.01
                       14.33        15.05
                       14.21        15.06
                       14.39        15.1
                       14.58        15.02
                       14.78        15.1
                       14.79        14.99
                       14.89        15.15
                       14.63        14.99
                       14.89        15
                       15.24        15.34
                       15.18        15.3
                       15.23        15.1
                       15.11        14.99
                       15.16        15.15
                       15.33        15.34
                       15.24        15.1
                       15.31        15.15
                       14.96        14.95
                       14.67        14.75
                       14.64        14.58
                       15.06        14.69
                       15.39        14.71
                       15.62        14.98
                       15.5         14.95
                       15.77        15.05
                       15.42        14.92
                       15.81        15.1
                       15.97        15.33
                       16.02        15.6
                       15.84        15.66
                       16.03        15.73
                       16.15        15.99
                       15.96        15.96
                       15.86        15.63
                       16.19        16.09
                       16.3         16.32
                       16.25        16.27
                       16.41        16.44
                       16.46        16.36
                       16.55        16.69
                       17.03        16.75
                       17.07        16.78
                       17.14        16.98
                       16.84        16.69
                       16.75        16.88
                       16.77        16.9
                       16.66        16.39
                       16.67        16.38
                       16.88        16.61
                       16.51        16.35
                       16.38        16.34
                       16.37        16.43
                       16.76        16.71
                       16.82        16.48
                       16.54        15.5
                       16.72        15.38
                       16.35        15.41
                       16.1         14.61
                       15.6         14.82
                       15.74        15.02
                       16.06        15.3
                       16.04        15.18
                       16.06        15.45
                       16.14        15.1
                       16.29        15.11
                       16.22        15.74
                       16.1         15.88
                       16.01        15.92
                       15.85        15.65
                       15.92        15.84
                       15.57        15.9
                       15.39        15.89
                       15.69        15.95
                       15.75        15.97
8/31/04                15.72        16.11


(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at August 31, 2004.

2 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
==================================================================================================================
    Principal
     Amount                                                                       Credit Rating
      (000)                                                                       (Moody's/S&P)           Value
==================================================================================================================
 CORPORATE BONDS & NOTES--45.5%
------------------------------------------------------------------------------------------------------------------
                    ADVERTISING--0.8%
     $10,000        RH Donnelley Financial Corp., 10.875%, 12/15/12                   B2/B+         $  11,825,000
                                                                                                    -------------
                    APPAREL--0.4%
       3,260        Oxford Industries, Inc., 8.875%, 6/1/11 (a)                       B2/B              3,488,200
       1,575        Phillips-Van Heusen Corp., 8.125%, 5/1/13                        B2/BB-             1,673,437
         580        Warnaco, Inc., 8.875%, 6/15/13                                    B2/B                640,900
                                                                                                    -------------
                                                                                                        5,802,537
                                                                                                    -------------
                    AUTOMOTIVE--1.8%
       7,845        Collins & Aikman Products Corp., 11.50%-12.875%,
                        4/15/06-8/15/12 (a)                                           B3/B-             7,869,397
       8,830        Collins & Aikman Products Corp., 10.75%, 12/31/11                 B2/B-             9,094,900
       9,473        HLI Operating Co. Inc., 10.50%, 6/15/10                           B1/B+            10,799,220
                                                                                                    -------------
                                                                                                       27,763,517
                                                                                                    -------------
                    BUILDING/CONSTRUCTION--0.3%
       5,000        US Concrete Inc., 8.375%, 4/1/14                                  B3/B-             5,125,000
                                                                                                    -------------
                    CONTAINERS--0.0%
         170        Stone Container Corp., 8.375%, 7/1/12                             B2/B                187,000
                                                                                                    -------------
                    CHEMICALS--2.5%
       2,700        Huntsman LLC., 11.50%, 7/15/12 (a)                               B3/CCC+            2,767,500
       8,800        Huntsman LLC., 11.625%, 10/15/10                                  B2/B              9,856,000
       8,555        Lyondell Chemical Co., 9.625%, 5/1/07, Ser A                      B1/B+             9,143,156
       5,115        Lyondell Chemical Co., 10.875%, 5/1/09, Ser A                     B3/B-             5,377,144
      10,545        PolyOne Corp., 10.625%, 5/15/10                                   B3/B+            11,467,688
                                                                                                    -------------
                                                                                                       38,611,488
                                                                                                    -------------
                    COMMERCIAL SERVICES--1.8%
       9,230        Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser. C       B2/B              8,976,175
       3,000        Memberworks Inc., 9.25%, 4/1/14 (a)                               B2/B              3,000,000
       3,335        United Rentals North America Inc., 7.00%, 2/15/14                 B2/B+             2,951,475
         171        URS Corp., 12.25%, 5/1/09, Ser. B                                 B1/B+               182,970
      11,000        Xerox Corp., 9.75%, 1/15/09                                      Ba2/B+            12,787,500
                                                                                                    -------------
                                                                                                       27,898,120
                                                                                                    -------------
                    ELECTRONICS--1.3%
       3,160        Imax Corp., 9.625%, 12/1/10 (a)                                   B3/B-             3,116,550
       9,015        Sanmina-SCI Corp., 10.375%, 1/15/10                              Ba2/BB-           10,232,025
       4,500        Seitel Inc., 11.75%, 7/15/11 (a)                                  B3/B-             4,590,000
       2,275        Stoneridge, Inc., 11.50%, 5/01/12                                 B1/B+             2,650,375
                                                                                                    -------------
                                                                                                       20,588,950
                                                                                                    -------------
                    ENERGY--1.2%
      11,000        Reliant Resources Inc., 9.50%, 7/15/13                            B1/B             12,155,000
       6,000        Sierra Pacific Resources, Inc., 8.625%, 3/15/14 (a)               B2/B-             6,300,000
                                                                                                    -------------
                                                                                                       18,455,000
                                                                                                    -------------
                    ENTERTAINMENT--1.0%
       8,835        Alliance Atlantis Communications, Inc., 13.00%, 12/15/09          B1/B              9,630,150
         245        Intrawest Corp., 10.50%, 2/1/10                                   B1/B+               263,681
       4,460        Penn National Gaming, Inc., 8.875%, 3/15/10                       B2/B              4,883,700
                                                                                                    -------------
                                                                                                       14,777,531
                                                                                                    -------------

   | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 3

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
==================================================================================================================
    Principal
     Amount                                                                       Credit Rating
      (000)                                                                       (Moody's/S&P)           Value
==================================================================================================================
                    FINANCIAL SERVICES--0.6%
     $ 5,750        Alamosa Delaware Inc., 11.00%, 7/31/10                          Caa1/CCC        $   6,382,500
       6,480        Finova Group, Inc., 7.50%, 11/15/09                               NR/NR             3,231,900
                                                                                                    -------------
                                                                                                        9,614,400
                                                                                                    -------------
                    FOOD PRODUCTS--0.8%
       8,820        Pilgrim's Pride Corp., 9.625%, 9/15/11                           B1/BB-             9,856,350
       2,370        Pilgrim's Pride Corp., 9.25%, 11/15/13                            B2/B+             2,583,300
                                                                                                    -------------
                                                                                                       12,439,650
                                                                                                    -------------
                    HEALTHCARE--0.9%
       1,290        Genesis Healthcare Corp., 8.00%, 10/15/13                         B3/B-             1,377,075
       2,316        Hanger Orthopedic Group, Inc., 11.25%, 6/15/09                    WR/B-             2,408,640
       7,005        Select Medical Corp., 9.50%, 6/15/09                              B2/B              7,617,938
       2,365        Vicar Operating, Inc., 9.875%, 12/1/09                            B2/B              2,613,325
                                                                                                    -------------
                                                                                                       14,016,978
                                                                                                    -------------
                    HOME BUILDERS--1.2%
      12,325        Ryland Group, Inc., 9.125%, 6/15/11                              Ba2/BB+           13,804,000
       3,865        Standard-Pacific Corp., 9.50%, 9/15/10                           Ba2/BB             4,275,656
                                                                                                    -------------
                                                                                                       18,079,656
                                                                                                    -------------
                    HOME FURNISHINGS--1.0%
      10,290        Central Garden & Pet Co., 9.125%, 2/1/13                          B2/B+            11,216,100
       3,710        Jarden Corp., 9.75%, 5/1/12                                       B2/B-             4,062,450
                                                                                                    -------------
                                                                                                       15,278,550
                                                                                                    -------------
                    HOTELS/GAMING--2.1%
      10,500        Mandalay Resort Group, Inc., 10.25%, 8/1/07                      Ba3/BB-           11,773,125
      10,785        Penn National Gaming, Inc., 11.125%, 3/1/08                       B2/B             11,755,650
       7,338        Wynn Resorts Ltd., 12.00%, 11/1/10                               B3/CCC+            9,025,740
                                                                                                    -------------
                                                                                                       32,554,515
                                                                                                    -------------
                    LEISURE--1.8%
      12,580        Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D    Caa1/CCC+           9,875,300
       8,000        Equinox Holding Inc., 9.00%, 12/15/09 (a)                         B3/B-             8,200,000
       8,320        Royal Caribbean Cruises, Inc., 8.75%, 02/2/11                    Ba2/BB+            9,578,400
                                                                                                    -------------
                                                                                                       27,653,700
                                                                                                    -------------
                    MACHINERY--0.9%
      12,970        Case New Holland Inc., 9.25%, 8/1/11 (a)                         Ba3/BB-           14,331,850
                                                                                                    -------------
                    MANUFACTURING--0.4%
       5,650        Jacuzzi Brands Inc., 9.625%, 7/1/10                               B3/B              6,257,375
                                                                                                    -------------
                    METALS & MINING--0.7%
      11,800        AK Steel Corp., 7.875%, 2/15/09                                   B3/B+            11,387,000
                                                                                                    -------------
                    MISCELLANEOUS--2.6%
      40,520        Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)                NR/NR            39,228,425
                                                                                                    -------------
                    MULTI-MEDIA--3.9%
       4,675        Cablevision Systems Corp., 8.00%, 4/15/12 (a)                     B3/B+             4,791,875
         875        CCO Holdings LLC., 8.75%, 11/15/13                               B3/CCC-              866,250
      12,250        Charter Communications, Inc., 10.75%, 10/1/09                    Ca/CCC-           10,290,000
      17,120        Echostar DBS Corp., 9.125%-10.375%, 10/1/07-1/15/09              Ba3/BB-           18,211,500
       5,430        Lodgenet Entertainment Corp., 9.50%, 6/15/13                      B3/B-             5,932,275
       1,800        Salem Communications Holding Corp., 9.00%, 7/1/11, Ser B          B3/B-             1,962,000
      10,000        Spanish Broadcasting System., 9.625%, 11/1/09                   Caa1/CCC+          10,562,500
       6,581        XM Satellite Radio Inc., 12.00%, 6/15/10                        Caa1/CCC+           7,551,698
                                                                                                    -------------
                                                                                                       60,168,098
                                                                                                    -------------

4 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
==================================================================================================================
    Principal
     Amount                                                                       Credit Rating
      (000)                                                                       (Moody's/S&P)           Value
==================================================================================================================
                    OIL & GAS--1.6%
       $ 330        Energy Partners Ltd., 8.75%, 8/1/10                               B2/B+         $     351,450
      10,000        Petroleum Geo-Services ASA., 10.00%, 11/5/10                      NR/NR            10,750,000
      13,330        Sonat, Inc., 7.625%, 7/15/11                                    Caa1/CCC+          12,696,825
                                                                                                    -------------
                                                                                                       23,798,275
                                                                                                    -------------
                    OFFICE FURNISHINGS--0.6%
       5,375        Interface Inc., 9.50%, 2/1/14 (a)                               Caa3/CCC            5,536,250
       3,246        Tempur-Pedic Inc., 10.25%, 8/15/10                                B2/B              3,651,750
                                                                                                    -------------
                                                                                                        9,188,000
                                                                                                    -------------
                    PAPER PRODUCTS--1.5%
       7,840        Buckeye Technologies, Inc., 9.25%, 9/15/08                       Caa1/B             7,840,000
      12,650        Georgia-Pacific Corp., 9.375%, 2/1/13                            Ba2/BB+           14,895,375
                                                                                                    -------------
                                                                                                       22,735,375
                                                                                                    -------------
                    PHARMACEUTICALS--0.3%
       4,185        Leiner Health Products Inc., 11.00%, 6/1/12 (a)                  B3/CCC+            4,373,325
                                                                                                    -------------
                    REAL ESTATE--0.0%
         470        La Quinta Properties Inc., 8.875%, 3/15/11                       Ba3/BB-              521,700
                                                                                                    -------------
                    RECYCLING--0.5%
       6,700        Imco Recycling Inc., 10.375%, 10/15/10 (a)                        B3/B-             7,169,000
                                                                                                    -------------
                    RETAIL--3.3%
       8,620        Friendly Ice Cream Corp., 8.375%, 6/15/12                         B2/B-             8,318,300
       6,055        Hollywood Entertainment Corp., 9.625%, 3/15/11                    B3/B-             6,418,300
       9,110        Michaels Stores, Inc., 9.25%, 7/1/09                             Ba1/BB+            9,918,512
       4,240        Mothers Work Inc., 11.25%, 8/1/10                                 B3/B+             4,218,800
      15,445        Rite Aid Corp., 11.25%, 7/1/08                                   Caa1/B-           17,066,725
       4,000        United Auto Group, Inc., 9.625%, 3/15/12                          B3/B              4,440,000
                                                                                                    -------------
                                                                                                       50,380,637
                                                                                                    -------------
                    SEMICONDUCTORS--0.8%
       5,725        Amkor Technology, Inc., 10.50%, 5/1/09                           B3/CCC+            5,181,125
       7,195        Fairchild Semiconductor International, Inc., 10.50%, 2/1/09       B2/B              7,770,600
                                                                                                    -------------
                                                                                                       12,951,725
                                                                                                    -------------
                    TELECOMMUNICATIONS--6.8%
      12,000        American Tower Corp., 9.375%, 2/1/09                            Caa1/CCC           12,810,000
      15,395        Crown Castle International, Inc., 9.00%-10.75%, 5/15/11-8/1/11   B3/CCC            17,125,888
      13,255        Millicom International Cellular S.A., 10.00%, 12/1/13 (a)         B3/B-            13,122,450
      12,755        Nextel Communications Inc., 6.00%-9.50%, 11/15/09- 6/1/11        Ba3/BB            13,520,300
       6,710        Primus Telecommunications Group., 8.00%, 1/15/14                 B3/CCC             5,233,800
      10,500        Primus Telecommunications Group., 12.75%, 10/15/09              Caa2/CCC            9,345,000
      13,500        SBA Communications Corp., 10.25%, 2/1/09                        Caa2/CCC-          14,208,750
      10,170        Time Warner Telecom, Inc., 10.125%, 2/1/11                       B3/CCC+            9,559,800
      12,065        Triton PCS, Inc., 9.375%, 2/1/11                                 B3/CCC             8,566,150
                                                                                                    -------------
                                                                                                      103,492,138
                                                                                                    -------------
                    TEXTILES--0.5%
       6,490        Interface, Inc., 10.375%, 2/01/10                                Caa1/B-            7,301,250
                                                                                                    -------------
                    UTILITIES--0.9%
      13,025        AES Corp., 9.50%, 6/1/09                                          B2/B-            14,490,313
                                                                                                    -------------

   | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 5

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
==================================================================================================================
    Principal
     Amount                                                                       Credit Rating
      (000)                                                                       (Moody's/S&P)           Value
==================================================================================================================
                    WASTE DISPOSAL--0.7%
     $ 9,952        Allied Waste, Inc., 10.00%, 8/1/09, Ser. B                        B3/B+         $  10,499,360
                                                                                                    -------------
                        Total Corporate Bonds & Notes (cost--$686,376,032)                             698,945,438
                                                                                                    -------------

-----------------------------------------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES--29.2%
-----------------------------------------------------------------------------------------------------------------
                    AIRLINES--2.0%
      20,572        Continental Airlines, Inc., 4.50%, 2/1/07                       Caa2/CCC+          14,451,830
      21,235        Northwest Airlines Corp., 6.625%-10.00%, 2/1/09-5/15/23         Caa1/CCC+          16,832,619
                                                                                                    -------------
                                                                                                       31,284,449
                                                                                                    -------------
                    AEROSPACE--2.4%
      16,568        GenCorp, Inc., 5.75%, 4/15/07                                     B3/B             16,712,970
      16,200        L-3 Communications Holdings Inc., 4.00%, 9/15/11                 Ba3/BB-           19,359,000
                                                                                                    -------------
                                                                                                       36,071,970
                                                                                                    -------------
                    COMMERCIAL SERVICES--2.5%
      11,150        Acxiom Corp., 3.75%, 2/15/09                                     Ba3/BB-           14,216,250
       7,100        Bowne & Co., Inc., 5.00%, 10/1/33                                Caa1/B-            7,463,875
      16,564        Quebecor World Color Press, Inc., 6.00%, 10/1/07                 Ba1/BB+           16,978,100
                                                                                                    -------------
                                                                                                       38,658,225
                                                                                                    -------------
                    ELECTRONICS--1.6%
       8,500        Agilent Technologies, Inc., 3.00%, 12/1/21                       Ba2/BB             8,595,625
      15,923        Cymer, Inc., 3.50%, 2/15/09                                       NR/B-            15,266,176
                                                                                                    -------------
                                                                                                       23,861,801
                                                                                                    -------------
                    FINANCING--0.7%
       9,250        GATX Corp., 7.50%, 2/1/07                                       Baa3/BBB-          10,649,063
                                                                                                    -------------
                    INTERNET--2.4%
      16,600        E*Trade Group, Inc., 6.00%, 2/1/07                                NR/B-            17,056,500
       6,755        Symantec Corp., 3.00%, 11/1/06                                    NR/B             19,074,431
                                                                                                    -------------
                                                                                                       36,130,931
                                                                                                    -------------
                    MANUFACTURING--2.1%
       8,800        The Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)                B3/B-            10,483,000
       2,500        The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                   B3/B-             2,350,000
      12,300        Tyco International Group S.A., 3.125%, 1/15/23                  Baa3/BBB           18,942,000
                                                                                                    -------------
                                                                                                       31,775,000
                                                                                                    -------------
                    MULTI-MEDIA--3.2%
      17,989        Charter Communications, Inc., 5.75%, 10/15/05                    Ca/CCC-           16,932,146
      16,995        Echostar Communications Corp., 5.75%, 5/15/08                     B2/B             17,334,900
      16,796        Liberty Media Corp., 3.25%, 3/15/31                             Baa3/BBB-          14,927,445
                                                                                                    -------------
                                                                                                       49,194,491
                    OIL & GAS--0.7%
       7,339        St. Mary Land & Exploration Corp., 5.75%, 3/15/22                 NR/NR            11,191,975
                                                                                                    -------------
                    PHARMACEUTICALS--0.3%
       2,350        Ligand Pharmaceutical Inc., 6.00%, 11/16/07                       NR/NR             4,086,062
                                                                                                    -------------
                    REAL ESTATE--1.0%
      14,828        EOP Operating LP, 7.25%, 11/15/08                               Baa2/BBB+          15,050,420
                                                                                                    -------------

6 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
==================================================================================================================
    Principal
     Amount                                                                       Credit Rating
      (000)                                                                       (Moody's/S&P)           Value
==================================================================================================================

                    RETAIL--4.3%
    $ 12,159        Gap, Inc., 5.75%, 3/15/09                                        Ba1/BB+        $  15,137,955
       6,300        Guitar Center, Inc., 4.00%, 7/15/13                               B1/B+             8,552,250
      14,800        J.C. Penney Corp., 5.00%, 10/15/08                               B1/BB-            20,054,000
       7,300        The Pep Boys Inc., 4.25%, 6/1/07                                 B1/BB-             7,436,875
      15,708        Sonic Automotive, Inc., 5.25%, 5/7/09                             B3/B+            15,550,920
                                                                                                    -------------
                                                                                                       66,732,000
                                                                                                    -------------
                    SEMICONDUCTORS--1.0%
      17,742        Amkor Technology, Inc., 5.00%-5.75%, 6/1/06-3/15/07              B3/CCC+           16,383,412
                                                                                                    -------------
                    SOFTWARE--2.0%
      14,500        Computer Associates International, Inc., 5.00%, 3/15/07         Ba1/BBB-           16,385,000
      14,043        HNC Software, Inc., 5.25%, 9/1/08                                 NR/NR            14,639,827
                                                                                                    -------------
                                                                                                       31,024,827
                                                                                                    -------------
                    TELECOMMUNICATIONS--3.0%
      17,000        American Tower Corp., 5.00%, 2/15/10                            Caa1/CCC           16,787,500
      13,240        Crown Castle International, Inc., 4.00%, 7/15/10                 NR/CCC            21,250,200
       9,245        Nortel Networks Corp., 4.25%, 9/1/08                              B3/B-             8,956,094
                                                                                                    -------------
                                                                                                       46,993,794
                                                                                                    -------------
                    Total Convertible Bonds & Notes (cost--$437,339,730)                              449,088,420
                                                                                                    -------------

-----------------------------------------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--24.0%
-----------------------------------------------------------------------------------------------------------------
     Shares
      (000)
     ------
                    AEROSPACE--0.9%
         137        Northrop Grumman Corp., 7.25%, 11/16/04                           NR/NR            14,100,606
                                                                                                    -------------
                    AUTOMOTIVE--2.4%
         326        Ford Motor Co Capital Trust II., 6.50%, 1/15/32                  Baa2/BB           17,262,663
         698        General Motors Corp., Ser. C, 6.25%, 7/15/33                    Baa1/BBB           19,443,456
                                                                                                    -------------
                                                                                                       36,706,119
                                                                                                    -------------
                    BANKING--1.1%
         296        Washington Mutual, Inc., 5.375%, 5/1/41                         Baa1/BBB           16,120,179
                                                                                                    -------------
                    COMMERCIAL SERVICES--2.0%
         412        United Rentals, Inc., 6.50%, 8/1/28                               B3/B             16,222,500
         197        Xerox Corp., 7.50%, 11/27/21 (a)                                 Ba3/B-            14,809,575
                                                                                                    -------------
                                                                                                       31,032,075
                                                                                                    -------------
                    FINANCIAL SERVICES--2.4%
         367        Capital One Financial Corp., 6.25%, 5/17/05                     Baa3/BBB-          18,337,518
         266        Prudential Financial, Inc., 6.75%, 11/15/04                       A3/A-            18,233,280
                                                                                                    -------------
                                                                                                       36,570,798
                                                                                                    -------------
                    HEALTHCARE--1.0%
         161        Anthem, Inc., 6.00%, 11/15/04                                     NR/NR            14,953,900
                                                                                                    -------------
                    INSURANCE--3.1%
         512        Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05             NR/NR            14,730,724
         660        The PMI Group Inc., 5.875%, 11/15/06                              A1/A             17,523,000
         665        XL Capital Ltd., 6.50%, 5/15/07                                   A2/A             15,813,700
                                                                                                    -------------
                                                                                                       48,067,424
                                                                                                    -------------

   | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 7

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
==================================================================================================================
     Shares                                                                       Credit Rating
      (000)                                                                       (Moody's/S&P)           Value
==================================================================================================================
                    OIL & GAS--2.4%
         248        Amerada Hess, 7.00%, 12/1/06                                     Ba3/BB        $   18,014,165
         252        Chesapeake Energy Corp., 6.00%, 12/31/49                          B3/B-            19,188,936
                                                                                                   --------------
                                                                                                       37,203,101
                                                                                                   --------------
                    METALS & MINING--2.4%
         218        Arch Coal, 5.00%, 12/31/49                                        B2/B+            18,239,272
         153        U.S. Steel Corp., 7.00%, 6/15/06, Ser. B                          NR/B-            18,586,631
                                                                                                   --------------
                                                                                                       36,825,903
                                                                                                   --------------
                    MULTI-MEDIA--0.7%
         580        Equity Securities Trust I, 6.50%, 11/15/04                        NR/NR            11,034,453
                    Radio One, Inc., 6.50%, 7/15/05                                  B3/CCC+              150,015
                                                                                                   --------------
                                                                                                       11,184,468
                                                                                                   --------------
                    RETAIL--1.1%
         635        Albertson's Inc., 7.25%, 5/16/07                                Baa2/BBB           16,643,350
                                                                                                   --------------
                    TELECOMMUNICATIONS--1.6%
          25        Corning, Inc., 7.00%, 8/16/05, Ser. C                            B1/BB-            12,882,658
      11,500        Nextel Communications Corp., 5.25%, 1/15/10                      Ba3/BB            11,514,375
                                                                                                   --------------
                                                                                                       24,397,033
                                                                                                   --------------
                    UTILITIES--2.9%
         102        AES Trust III, 6.75%, 10/15/29                                  Ca2/CCC+            4,470,510
         338        FPL Group, Inc., 8.00%, 02/16/06                                  NR/A-            19,066,023
         462        TXU Corp., 8.75%, 11/16/05, Ser. C                                NR/NR            21,108,618
                                                                                                   --------------
                                                                                                       44,645,151
                                                                                                   --------------
                    Total Convertible Preferred Stock (cost--$333,912,131)                            368,450,107

-----------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES--1.3%
-----------------------------------------------------------------------------------------------------------------
    Principal
     Amount
      (000)
-----------------------------------------------------------------------------------------------------------------
     $18,000        United States Treasury Notes, 10.75%, 8/15/05 (cost--$19,542,534)                  19,494,144
                                                                                                   --------------
                    TOTAL INVESTMENTS (cost--$1,477,170,427+)--100%                                $1,535,978,109
                                                                                                   --------------
-----------------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

+ The cost basis of portfolio securities for federal income tax purposes is $1,477,170,427. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $99,258,623; aggregate gross unrealized depreciation for securities in which there is an excess of tax over value is $40,450,941; net unrealized appreciation for federal income tax purposes is $58,807,682.

(a) 144A-Security--Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.

(b) Credit-linked trust certificate

GLOSSARY:
NR--Not Rated
WR--Withdrawn Rating

8 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2004 (unaudited)
================================================================================
ASSETS:
Investments, at value (cost-$1,477,170,427)                      $1,535,978,109
---------------------------------------------------------------- ---------------
Cash                                                                 25,390,523
---------------------------------------------------------------- ---------------
Interest and dividends receivable                                    21,266,310
---------------------------------------------------------------- ---------------
Receivable for investments sold                                         827,785
---------------------------------------------------------------- ---------------
Interest rate cap premium paid                                        5,131,875
---------------------------------------------------------------- ---------------
Prepaid expenses                                                         85,798
---------------------------------------------------------------- ---------------
   Total Assets                                                   1,588,680,400
================================================================ ===============

LIABILITIES:
Payable for investments purchased                                    10,947,624
---------------------------------------------------------------- ---------------
Dividends payable to common and preferred shareholders                8,385,055
---------------------------------------------------------------- ---------------
Unrealized depreciation on interest rate cap                          1,243,896
---------------------------------------------------------------- ---------------
Investment management fees payable                                      928,806
---------------------------------------------------------------- ---------------
Accrued expenses                                                        103,963
---------------------------------------------------------------- ---------------
   Total Liabilities                                                 21,609,344
---------------------------------------------------------------- ---------------
PREFERRED SHARES ($0.00001 PAR VALUE; $25,000 NET ASSET
  AND LIQUIDATION VALUE PER SHARE APPLICABLE TO
  21,000 SHARES ISSUED AND OUTSTANDING)                             525,000,000
---------------------------------------------------------------- ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $1,042,071,056
================================================================ ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share applicable to
    66,308,468 shares issued and outstanding)                    $          663
---------------------------------------------------------------- ---------------
  Paid-in-capital in excess of par                                  943,816,568
---------------------------------------------------------------- ---------------
Dividends in excess of net investment income                         (6,063,244)
---------------------------------------------------------------- ---------------
Net realized gain on investments                                     46,753,283
---------------------------------------------------------------- ---------------
Net unrealized appreciation of investments
  and interest rate cap                                              57,563,786
---------------------------------------------------------------- ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $1,042,071,056
================================================================ ===============
NET ASSET VALUE PER COMMON SHARE                                         $15.72
================================================================ ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
   | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 9

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF OPERATIONS
For the six months ended August 31, 2004 (unaudited)
================================================================================
INVESTMENT INCOME:
Interest                                                           $ 38,093,846
------------------------------------------------------------------ -------------
Dividends                                                            12,623,803
------------------------------------------------------------------ -------------
   Total Investment Income                                           50,717,649
------------------------------------------------------------------ -------------

EXPENSES:
Investment management fees                                            5,628,185
------------------------------------------------------------------ -------------
Auction agent fees and commissions                                      673,305
------------------------------------------------------------------ -------------
Custodian and accounting agent fees                                     109,317
------------------------------------------------------------------ -------------
Shareholder reports                                                     102,334
------------------------------------------------------------------ -------------
Trustees' fees and expenses                                              36,015
------------------------------------------------------------------ -------------
New York Stock Exchange listing fee                                      33,726
------------------------------------------------------------------ -------------
Audit and tax services                                                   28,876
------------------------------------------------------------------ -------------
Transfer agent fees                                                      17,223
------------------------------------------------------------------ -------------
Legal fees                                                               16,971
------------------------------------------------------------------ -------------
Insurance expense                                                        16,721
------------------------------------------------------------------ -------------
Investor relations                                                        9,261
------------------------------------------------------------------ -------------
Miscellaneous                                                             4,746
------------------------------------------------------------------ -------------
  Total expenses                                                      6,676,680
------------------------------------------------------------------ -------------

NET INVESTMENT INCOME                                                44,040,969
================================================================== =============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                     22,561,904
------------------------------------------------------------------ -------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                       (77,066,342)
------------------------------------------------------------------ -------------
  Interest rate cap                                                     293,872
------------------------------------------------------------------ -------------
Net realized and unrealized loss on investments
  and interest rate cap                                             (54,210,566)
------------------------------------------------------------------ -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                             (10,169,597)
================================================================== =============
DIVIDENDS ON PREFERRED SHARES FROM NET
  INVESTMENT INCOME                                                  (3,596,004)
------------------------------------------------------------------ -------------
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                               $(13,765,601)
================================================================== =============


10 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

           [Tables below represents a pie chart in the printed piece]

                             PORTFOLIO COMPOSITION
                          (as a % of total investments)

                    U.S. Government Securities          1.3%
                    Corporate Bonds & Notes            45.5%
                    Convertible Bonds & Notes          29.2%
                    Convertible Preferred Stock        24.0%



                                 CREDIT QUALITY
                                 MOODY'S RATINGS
                          (as a % of total investments)

                                 Aaa        1.3%
                                 A          3.4%
                                 Baa        9.6%
                                 Ba        17.5%
                                 Caa       11.5%
                                 Ca         2.1%
                                 NR        17.5%
                                 WR         0.1%
                                 B         37.0%

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                                              APPLICABLE TO COMMON SHAREHOLDERS

                                                                                          Six months      For the period
                                                                                             ended        March 31, 2003*
                                                                                        August 31, 2004       through
                                                                                          (unaudited)    February 29, 2004
                                                                                       ----------------- ----------------
INVESTMENT OPERATIONS:
Net investment income                                                                  $   44,040,969      $   84,135,374
-------------------------------------------------------------------------------------------------------- ----------------
Net realized gain on investments                                                           22,561,904          37,441,739
-------------------------------------------------------------------------------------------------------- ----------------
Net change in unrealized appreciation/depreciation of investments
  and interest rate cap                                                                   (76,772,470)        134,336,256
-------------------------------------------------------------------------------------------------------- ----------------
Net increase (decrease) in net assets resulting from investment operations                (10,169,597)        255,913,369
======================================================================================================== ================

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                   (3,596,004)         (4,746,936)
-------------------------------------------------------------------------------------------------------- ----------------
Net increase (decrease) in net assets applicable to common shareholders
  resulting from investment operations                                                    (13,765,601)        251,166,433
-------------------------------------------------------------------------------------------------------- ----------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                     (49,659,763)        (87,505,712)
-------------------------------------------------------------------------------------------------------- ----------------
Net realized gains                                                                                 --          (1,981,532)
-------------------------------------------------------------------------------------------------------- ----------------
Total dividends and distributions to common shareholders                                  (49,659,763)        (89,487,244)
-------------------------------------------------------------------------------------------------------- ----------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                         --         936,067,125
-------------------------------------------------------------------------------------------------------- ----------------
Preferred shares underwriting discount charged to paid-in capital in excess of par                 --          (5,250,000)
-------------------------------------------------------------------------------------------------------- ----------------
Common stock and preferred shares offering costs charged to paid-in capital
  in excess of par                                                                                 --          (2,144,045)
-------------------------------------------------------------------------------------------------------- ----------------
Reinvestment of dividends and distributions                                                 3,663,875          11,380,273
-------------------------------------------------------------------------------------------------------- ----------------
Net increase from capital share transactions                                                3,663,875         940,053,353
-------------------------------------------------------------------------------------------------------- ----------------
Total increase (decrease) in net assets applicable to common shareholders                 (59,761,489)      1,101,732,542
======================================================================================================== ================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                     1,101,832,545             100,003
-------------------------------------------------------------------------------------------------------- ----------------
End of period (including dividends in excess of net investment income and undistributed net investment income of $(6,063,244)
  and $3,151,554, respectively)                                                        $1,042,071,056      $1,101,832,545
-------------------------------------------------------------------------------------------------------- ----------------

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                             --          65,345,000
-------------------------------------------------------------------------------------------------------- ----------------
Issued in reinvestment of dividends and distributions                                         224,081             732,406
-------------------------------------------------------------------------------------------------------- ----------------
NET INCREASE                                                                                  224,081          66,077,406
======================================================================================================== ================

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
  | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 11

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS August 31, 2004 (unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nicholas-Applegate Convertible & Income Fund (the "Fund") was organized as a Massachusetts business trust on January 17, 2003. Prior to commencing operations on March 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America, L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager") serves as the Fund's investment manager and is an indirect wholly-owned subsidiary of ADAM which is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The Fund issued 60,000,000 shares of common stock, in its initial public offering. An additional 5,345,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,642,062 (representing $0.025 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) exceeding $0.03 per share. Because common offering costs were less than $0.03 per share, the Investment Manager did not reimburse any of these costs. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,250,000 and $501,983, respectively, have been charged to paid-in-capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(A)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B)  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(C)  FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

12 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS August 31, 2004 (unaudited)
================================================================================

(D)  DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent these dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(E)  CREDIT-LINKED TRUST CERTIFICATES

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(F)  INTEREST RATE CAPS

In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund's exposure to changes in short-term rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Fund's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(G)  CONCENTRATION OF RISK

It is the Fund's policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2.   INVESTMENT MANAGER AND SUB-ADVISER

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as the Fund's Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through other selected by it, the Fund's investment activities and its business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable at the annual rate of 0.70% of the Fund's average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the "Sub-Adviser"), to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions.

3.   INVESTMENT IN SECURITIES

For the six months ended August 31, 2004,  purchases  and sales of  investments,
other  than  short-term   securities,   were   $497,568,437  and   $495,583,806,
respectively.

(a)  Interest rate cap agreements outstanding at August 31, 2004 was as follows:

Counter-   Notional   Termination              Payments received     Unrealized
party       Amount       Date       Premium         by Fund         Depreciation
--------------------------------------------------------------------------------
UBS AG   $525,000,000  1/15/2006  $5,131,875   1 month LIBOR-BBA     $1,243,896
                                              over 2% strike price   ----------

--LIBOR--London Interbank Offered Rate

| 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 13

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS August 31, 2004 (unaudited)
================================================================================

4.   AUCTION PREFERRED SHARES

The Fund has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended August 31, 2004, the annualized dividend rate ranged from:

                                    High              Low          At 8/31/04
--------------------------------------------------------------------------------
Series A                            1.70%            1.02%            1.65%
Series B                            1.70%            1.04%            1.54%
Series C                            1.70%            1.05%            1.60%
Series D                            1.68%            1.05%            1.60%
Series E                            1.70%            1.05%            1.54%

The Fund is subject to certain  limitations  and  restrictions  while  preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5.   SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On September 1, 2004, a dividend of $0.125 per share was declared to common shareholders payable October 1, 2004 to shareholders of record on September 10, 2004.

On October 1, 2004, a dividend of $0.125 per share was declared to common shareholders payable November 1, 2004 to shareholders of record on October 15, 2004.

6.   LEGAL PROCEEDINGS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with ADAM and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG"). In the settlement, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement alleged, among other things, that ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in various open-end investment companies ("open-end funds") advised or distributed by the Investment Manager and certain of its affiliates. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end funds advised and/or distributed by the Investment Manager and its affiliates. In the settlement, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties aggregating $40 million and to pay jointly disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Commission has indicated that it will seek to dismiss the Investment Manager and its affiliates from the related complaint it filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

14 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS August 31, 2004 (unaudited)
================================================================================

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space"
arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and one of its affiliates agreed to jointly pay a civil monetary penalty of $4 million and another affiliate agreed to pay a civil monetary penalty of $1 million and the Investment Manager and its affiliates agreed to jointly pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Fund has been named in three of the lawsuits concerning market timing. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, ADAM, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates as defendants.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, ADAM and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

7.   CORPORATE CHANGES

On July 29, 2004, Stephen Treadway resigned as the Fund's Chairman. On September 14, 2004, David C. Flattum was appointed to the Board of Trustees. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman.

  | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 15

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
===========================================================================================
                                                             Six months     For the period
                                                                ended       March 31, 2003*
                                                           August 31, 2004     through
                                                             (unaudited)     February 2004
--------------------------------------------------------------------------- ---------------
Net asset value, beginning of period                           $16.67         $14.33**
--------------------------------------------------------------------------- ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.66           1.28
--------------------------------------------------------------------------- ---------------
Net realized and unrealized gain on investments
  and interest rate cap                                         (0.81)          2.61
--------------------------------------------------------------------------- ---------------
Total from investment operations                                (0.15)          3.89
--------------------------------------------------------------------------- ---------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME        (0.05)         (0.07)
--------------------------------------------------------------------------- ---------------
Net increase in net assets applicable to common
  shareholders resulting from investment operations             (0.20)          3.82
--------------------------------------------------------------------------- ---------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

Net investment income                                           (0.75)         (1.33)
--------------------------------------------------------------------------- ---------------
Net realized gains                                                 --          (0.03)
--------------------------------------------------------------------------- ---------------
Total dividends and distributions to common shareholders        (0.75)         (1.36)
--------------------------------------------------------------------------- ---------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                 --          (0.03)
--------------------------------------------------------------------------- ---------------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                      --          (0.09)
--------------------------------------------------------------------------- ---------------
Total capital share transactions                                   --          (0.12)
--------------------------------------------------------------------------- ---------------
Net asset value, end of period                                 $15.72         $16.67
--------------------------------------------------------------------------- ---------------
Market price, end of period                                    $16.11         $16.38
--------------------------------------------------------------------------- ---------------
TOTAL INVESTMENT RETURN (1)                                      3.09%         18.98%
--------------------------------------------------------------------------- ---------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of
  period (000)                                             $1,042,071     $1,101,833
--------------------------------------------------------------------------- ---------------
Ratio of expenses to average net assets (2)(3)                   1.24%          1.17%
--------------------------------------------------------------------------- ---------------
Ratio of net investment income to average
  net assets (2)(3)                                              8.17%          8.97%
--------------------------------------------------------------------------- ---------------
Preferred shares asset coverage per share                     $74,613        $77,460
--------------------------------------------------------------------------- ---------------
Portfolio turnover                                                 32%            86%
-------------------------------------------------------------------------------------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Annualized


16 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND ANNUAL SHAREHOLDER MEETING

================================================================================

The Fund held its annual meeting of shareholders on June 29, 2004. Common and Preferred shareholders voted to elect Hans W. Kertess and R. Peter Sullivan as trustees to serve until 2007, and 2005, respectively. Preferred shareholders voted to elect Robert E. Connor as a trustee to serve until 2007. Mr. Paul Belica and Mr. John J. Dallesandro II*, continue to serve as trustees of the Fund.

                                                                       Withhold
                                                  Affirmative         Authority
--------------------------------------------------------------------------------
Election of Hans W. Kertess                        69,032,884           678,184

Election of R. Peter Sullivan                      69,027,706           683,362

Election of Robert E. Connor                           17,608                25

----------
*  Preferred Shares trustee

  | 8.31.04 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 17

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


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor
   Chairman of the Board of Trustees
Paul Belica
   Trustee
John J. Dalessandro II
   Trustee
David C. Flattum
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
Douglas Forsyth
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Flr
San Diego, California 92101

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

THIS REPORT, INCLUDING THE FINANCIAL INFORMATION HEREIN, IS TRANSMITTED TO THE SHAREHOLDERS OF NICHOLAS APPLEGATE CONVERTIBLE & INCOME FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OF SHARES OF THE FUNDS OR ANY SECURITIES MENTIONED IN THIS REPORT.

COMMENCING WITH THE FUND'S FISCAL QUARTER ENDING NOVEMBER 30, 2004, THE FUND WILL FILE IT'S COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") ON FORM N-Q. FORM N-Q WILL BE AVAILABLE
(i) ON THE FUND'S WEBSITE AT WWW.PIMCOADVISORS.COM (ii) ON THE COMMISSION'S WEBSITE AT WWW.SEC.GOV, AND (iii) AT THE COMMISSION'S PUBLIC REFERENCE ROOM WHICH IS LOCATED AT THE COMMISSION'S HEADQUARTER'S OFFICE AT 450 5TH STREET N.W. ROOM 1200, WASHINGTON, D.C. 20549, TELEPHONE NUMBER (202) 942-8090.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT FROM TIME TO TIME EACH FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, WHO DID NOT EXPRESS AN OPINION HEREON.

INFORMATION ON THE FUND IS AVAILABLE AT WWW.PIMCOADVISORS.COM OR BY CALLING 1-800-331-1710.

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

                                                           TOTAL NUMBER
                                                        OF SHARES PURCHASED             MAXIMUM NUMBER OF
                  TOTAL NUMBER         AVERAGE          AS PART OF PUBLICLY           SHARES THAT MAY YET BE
                    OF SHARES         PRICE PAID         ANNOUNCED PLANS OR         PURCHASED UNDER THE PLANS
    PERIOD          PURCHASED         PER SHARE               PROGRAMS                     OR PROGRAMS
    ------          ---------         ---------               --------                     -----------

March 2004             N/A              16.78                    109,539.9260                  N/A
April 2004             N/A               N/A                     N/A                           N/A
May 2004               N/A               N/A                     N/A                           N/A
June 2004              N/A               N/A                     N/A                           N/A
July 2004              N/A               N/A                     N/A                           N/A
August 2004            N/A              15.94                    114,540.7554                  N/A


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Funds website at WWW.PIMCOADVISORS.COM.
Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates, "which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date November 3, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date November 3, 2004
---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date November 3, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date November 3, 2004
---------------------